Accounting policies (Policies)	12 Months Ended
Dec. 31, 2022
Disclosure Of Accounting Policies [Abstract]
Basis of preparation
Basis of preparation
The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB) and UK-adopted international accounting standards. UK-adopted international accounting standards differ in certain respects from IFRS as issued by the IASB. The differences have no impact on the Group’s consolidated financial statements for the periods presented.
The consolidated financial statements have been prepared on a going concern basis under the historical cost convention except as described in the accounting policy below on financial instruments. In performing its going concern assessment, management considered forecasts and liquidity requirements covering a period of at least twelve months from the date of approval of the financial statements and including the Group’s ability to fund its operations and generate cash to pay for debt as it falls due and takes into account the payments arising from the Master Settlement Agreement due in the U.S. in 2023 and other known liabilities or future payments (including interim dividends), as they fall due. This assessment includes consideration of geopolitical events in Europe and the general outlook in the global economy, as well as plausible downside scenarios after taking into account the Group’s Principal Risks and how they could impact the Group’s operations. Any mitigating actions, should they be required, are all within management’s control and could include reductions in discretionary spending such as acquisitions and capital expenditure, or drawdowns on committed facilities. After reviewing the Group’s annual budget, plans and financing arrangements, the Directors consider that the Group has adequate resources to continue operating and that it is therefore appropriate to continue to adopt the going concern basis in preparing the Annual Report and Form 20‑F.
Management have, in preparing the financial statements, considered the impact of climate change. Management has considered the impact of climate change and determined that the impact is not expected to be material:
–On the going concern of the Group, over the next three years;
–On the Group’s assessment of future cash flows (including as related to the capital expenditure plans as related to the Group’s emission commitments) as used in impairment assessments for the value in use of non-current assets including goodwill (note 12(e)); and
–In respect of factors including useful lives and residual values that determine the carrying value of non-financial current assets.
There has been no material impact identified on the financial reporting judgements and estimates. Management is aware that the risks related to climate change are developing and ever changing. Accordingly, these judgements and estimates will be kept under review as the future impacts of climate change on the Group’s financial statements depend on environmental, regulatory and other factors outside of the Group’s control which are not all currently known.
The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of revenues, expenses, assets and liabilities, and the disclosure of contingent liabilities at the date of the financial statements. The key estimates and assumptions are set out in the accounting policies below, together with the related notes to the accounts.
The critical accounting judgements include:
–the identification and quantification of adjusting items, which are separately disclosed as memorandum information, is explained below and the impact of these on the calculation of adjusted earnings per share is described in note 11;
–the presentation of disposal groups, including assets classified as held-for-sale and liabilities associated with assets classified as held-for-sale, including the assessment as to whether control would be lost based on the proposed terms of the sale and the impact of regulatory procedures, where applicable, to approve the sale, including amounts in respect of the proposed disposal of the Group’s businesses in Russia and Belarus (note 27(d));
–the determination as to whether to recognise provisions and the exposures to contingent liabilities related to pending litigation or other outstanding claims, as well as other contingent liabilities. The accounting policy on contingent liabilities, which are not provided for, is set out below and the contingent liabilities of the Group are explained in note 31. Judgement is necessary to assess the likelihood that a pending claim is probable (more likely than not to succeed), possible or remote;
–the determination as to whether control (subsidiaries), joint control (joint arrangements), or significant influence (associates) exists in relation to the investments held by the Group. This is assessed after taking into account the Group’s ability to appoint Directors to the entity’s Board, its relative shareholding compared with other shareholders, any significant contracts or arrangements with the entity or its other shareholders and other relevant facts and circumstances. The application of these policies to Group subsidiaries in territories including Canada is explained in note 32;
–the review of applicable exchange rates for transactions with and translation of entities in territories where there are restrictions on free access to foreign currency, or multiple exchange rates; and
–the determination as to whether perpetual hybrid bonds should be classified as equity instead of borrowings (note 22(d)).
The critical accounting estimates include:
–the review of asset values, including indefinite life assets, such as goodwill and certain trademarks and similar intangibles. The key assumptions used in respect of the impairment testing are the determination of cash-generating units, the budgeted and forecast cash flows of these units, the long-term growth rate for cash flow projections and the rate used to discount the cash flow projections. These are described in note 12;
–the estimation of value ascribed to held-for-sale assets and disposal groups, which are measured at the lower of carrying amount and fair value of expected consideration less costs to sell, reflecting management’s best estimates after taking into account the amount and anticipated timing of sales proceeds less any costs to sell;
–the estimation of and accounting for retirement benefit costs. The determination of the carrying value of assets and liabilities, as well as the charge for the year, and amounts recognised in other comprehensive income, involves judgements made in conjunction with independent actuaries. These involve estimates about uncertain future events based on the environment in different countries, including life expectancy of scheme members, salary and pension increases, inflation, as well as discount rates and asset values at the year-end. The assumptions used by the Group and sensitivity analysis are described in note 15; and
–the estimation of amounts to be recognised in respect of taxation and legal matters, and the estimation of other provisions for liabilities and charges are subject to uncertain future events, may extend over several years and so the amount and/or timing may differ from current assumptions. The accounting policy for taxation is explained below. The recognised deferred tax assets and liabilities, together with a note of unrecognised amounts, are shown in note 16, and a contingent tax asset is explained in note 10(b). Other provisions for liabilities and charges are as set out in note 24. Litigation related deposits are shown in note 17. The application of these accounting policies to the payments made and credits recognised under the Master Settlement Agreement by Reynolds American Inc. (Reynolds American) is described in note 6(b).
Such estimates and assumptions are based on historical experience and various other factors that are believed to be reasonable in the circumstances and constitute management’s best judgement at the date of the financial statements. In the future, actual experience may deviate from these estimates and assumptions, which could affect the financial statements as the original estimates and assumptions are modified, as appropriate, in the year in which the circumstances change.These consolidated financial statements were authorised for issue by the Board of Directors on 8 February 2023.
Basis of consolidation
Basis of consolidation
The consolidated financial information includes the financial statements of British American Tobacco p.l.c. and its subsidiary undertakings, collectively ‘the Group’, together with the Group’s share of the results of its associates and joint arrangements.
A subsidiary is an entity controlled by the Group. The Group controls an entity when the Group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Non-controlling interests represent the share of earnings or equity in subsidiaries that is not attributable, directly or indirectly, to shareholders of the Group. Business combinations are accounted for using the acquisition method with identifiable assets, liabilities and contingent liabilities acquired measured at fair value at the date of acquiring control. Disposals of subsidiaries and businesses due to sale or market withdrawal are accounted for as disposals from the date of losing control and may be classified as held-for-sale disposal groups at the balance sheet date if specific tests under IFRS 5 Non-current Assets Held For Sale and Discontinued Operations are met.
A disposal group is a group of assets to be disposed of, by sale or otherwise, together in a single transaction. Discontinued operations, where applicable, comprise material disposal groups representing a significant geographical area of operations or business activities.
Associates comprise investments in undertakings, which are not subsidiary undertakings or joint arrangements, where the Group’s interest in the equity capital is long-term and over whose operating and financial policies the Group exercises significant influence. They are accounted for using the equity method.
Joint arrangements comprise contractual arrangements where
two or more parties have joint control and where decisions regarding the relevant activities of the entity require unanimous consent.
Joint operations are jointly-controlled arrangements where the parties to the arrangement have rights to the underlying assets and obligations for the underlying liabilities relating to the arrangement. The Group accounts for its share of the assets, liabilities, income and expenses of any such arrangement.
Joint ventures comprise arrangements where the parties to the arrangement have rights to the net assets of the arrangement. They are accounted for using the equity method.

Foreign currencies
Foreign currencies and hyperinflationary territories
The functional currency of the Parent Company is sterling and this is also the presentation currency of the Group. The income and cash flow statements of Group undertakings expressed in currencies other than sterling are translated to sterling using exchange rates applicable to the dates of the underlying transactions. Average rates of exchange in each year are used where the average rate approximates the relevant exchange rate at the date of the underlying transactions. Assets and liabilities of Group undertakings are translated at the applicable rates of exchange at the end of each year. In territories where there are restrictions on free access to foreign currency or multiple exchange rates, the applicable rates of exchange are regularly reviewed.
The differences between retained profits translated at average and closing rates of exchange are taken to reserves, as are differences arising on the retranslation to sterling (using closing rates of exchange) of overseas net assets at the beginning of the year, and are presented as a separate component of equity in the Translation reserve within Other reserves, as shown in note 22. They are recognised in the income statement when the gain or loss on disposal of a Group undertaking is recognised.
Foreign currency transactions are initially recognised in the functional currency of each entity in the Group using the exchange rate ruling at the date of the transaction. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of foreign currency assets and liabilities at year-end rates of exchange are recognised in the income statement, except when deferred in equity as qualifying cash flow hedges, on intercompany net investment loans and qualifying net investment hedges. Foreign exchange gains or losses recognised in the income statement are included in profit from operations or net finance costs depending on the underlying transactions that gave rise to these exchange differences.
In addition, for hyperinflationary countries where the effect on the Group results would be significant, the financial statements in local currency are adjusted to reflect the impact of local inflation prior to translation into sterling, in accordance with IAS 29 Financial Reporting in Hyperinflationary Economies. Where applicable, IAS 29 requires all transactions to be indexed by an inflationary factor to the balance sheet date, potentially leading to a monetary gain or loss on indexation. In addition, the Group assesses the carrying value of fixed assets after indexation and applies IAS 36 Impairment of Assets, where appropriate, to ensure that the carrying value correctly reflects the economic value of such assets.
The results and balance sheets of operations in hyperinflationary territories are translated at the period end rate.
Revenue
Revenue
Revenue principally comprises sales of cigarettes, other tobacco products, and nicotine products, to external customers. Revenue excludes duty, excise and other taxes related to sales in the period and is stated after deducting rebates, returns and other similar discounts and payments to direct and indirect customers. For the vast majority of the Group’s sales, revenue is recognised when control of the goods is transferred to a customer at a point in time; this is usually evidenced by a transfer of the significant risks and rewards of ownership upon delivery to the customer, which in terms of timing is not materially different to the date of shipping.
For certain e-commerce subscription sales, revenue is allocated to each component of the subscription, with revenue recognised as each component is delivered to the customer. These sales are not material to the Group’s results.

Retirement benefit costs
Retirement benefit costs
The Group operates both defined benefit and defined contribution schemes including post-retirement healthcare schemes. For defined benefit schemes, the actuarial cost charged to profit from operations consists of current service cost, net interest on the net defined benefit liability or asset, past service cost and the impact of any settlements. The net deficit or surplus for each defined benefit pension scheme is calculated in accordance with IAS 19 Employee Benefits based on the present value of the defined benefit obligation at the balance sheet date less the fair value of the scheme assets adjusted, where appropriate, for any surplus restrictions or the effect of minimum funding requirements. Some benefits are provided through defined contribution schemes and payments to these are charged as an expense as they fall due.

Share-based payments
Share-based payments
The Group has equity-settled and cash-settled share-based compensation plans.
Equity-settled share-based payments are measured at fair value at the date of grant. The fair value determined at the grant date of the equity-settled share-based payments is expensed over the vesting period, based on the Group’s estimate of awards that will eventually vest. For plans where vesting conditions are based on total shareholder returns, the fair value at date of grant reflects these conditions, whereas earnings per share vesting conditions are reflected in the calculation of awards that will eventually vest over the vesting period.
For cash-settled share-based payments, a liability equal to the portion of the services received is recognised at its current fair value determined at each balance sheet date.
Fair value is measured by the use of the Black-Scholes option pricing model, except where vesting is dependent on market conditions when the Monte-Carlo option pricing model is used. The expected life used in the models has been adjusted, based on management’s best estimate, for the effects of non-transferability, exercise restrictions and behavioural considerations.

Research and development	Research and developmentResearch expenditure is charged to profit or loss in the year in which it is incurred. Development expenditure is charged to profit or loss in the year it is incurred, unless it meets the recognition criteria of IAS 38 Intangible Assets to be capitalised as an intangible asset.
Taxation
Taxation
Tax is chargeable on the profits for the period, together with deferred tax. The current income tax charge is calculated on the basis of tax laws enacted or substantively enacted
at the balance sheet date in the countries where the Group’s subsidiaries, associates and joint arrangements operate and generate taxable income.

Deferred taxation
Deferred tax is provided in full using the liability method for temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amount used for taxation purposes. A deferred tax asset is recognised only to the extent that it is probable that future taxable profits will be available against which the asset can be utilised.
Deferred tax is determined using the tax rates that have been enacted or substantively enacted by the balance sheet date and are expected to apply when the related deferred tax asset is realised or deferred tax liability is settled.
Tax is recognised in the income statement except to the extent that it relates to items recognised in other comprehensive income or directly in equity, in which case it is recognised in the statement of other comprehensive income or the statement of changes in equity.
The Group has exposures in respect of the payment or recovery of taxes and applies IFRIC 23 Uncertainty over Income Tax Treatments which requires that, where there is uncertainty as to whether a particular tax treatment will be accepted by the relevant taxation authority, the financial statements reflect the probable outcome with estimated amounts determined based on the most likely amount or expected value, depending on which method is expected to better predict the resolution of the uncertainty.
Goodwill
Goodwill
Goodwill arising on acquisitions is capitalised and any impairment of goodwill is recognised immediately in the income statement and is not subsequently reversed.
Goodwill in respect of subsidiaries is included in intangible assets. In respect of associates and joint ventures, goodwill is included in the carrying value of the investment in the associated company or joint venture. On disposal of a subsidiary, associate or joint venture, the attributable amount of goodwill is included in the determination of the profit or loss on disposal.
Intangible assets other than goodwill
Intangible assets other than goodwill
The intangible assets shown on the Group balance sheet consist mainly of trademarks and similar intangibles, including certain intellectual property, acquired by the Group’s subsidiary undertakings and computer software.
Acquired trademarks and similar assets are carried at cost less accumulated amortisation and impairment. Trademarks with indefinite lives are not amortised but are reviewed annually for impairment. Other trademarks and similar assets are amortised on a straight-line basis over their remaining useful lives, consistent with the pattern of economic benefits expected to be received, which do not exceed 20 years. Any impairments of trademarks are recognised in the income statement, but increases in trademark values are not recognised.
Computer software is carried at cost less accumulated amortisation and impairment, and, with the exception of global software solutions, is amortised on a straight-line basis over periods ranging from three years to five years.
Global software solutions are software assets designed to be implemented on a global basis and used as a standard solution by all of the operating companies in the Group. Prior to 2021, these assets were amortised on a straight-line basis over periods not exceeding 10 years and are currently amortised on a straight-line basis over periods not exceeding 13 years due to ongoing use of the assets and the extension of third-party supplier support. In 2021 and 2022, the impact of this change in accounting estimate was a reduction in annual amortisation expense of £26 million and, in 2023, is estimated to be a reduction in annual amortisation expense of £12 million.

Property, plant and equipment
Property, plant and equipment
Purchased property, plant and equipment are stated at cost less accumulated depreciation and impairment. Depreciation is calculated on a straight-line basis to write off the assets over their useful economic life. No depreciation is provided on freehold land or assets classified as held-for-sale. Non-current assets are classified as held-for sale if their carrying value will be recovered principally through a sale transaction rather than through continuing use and if all of the conditions of IFRS 5 are met.
Purchased freehold and leasehold property are depreciated at rates between 2.5% and 4% per annum, and plant and equipment at rates between 3% and 25% per annum.
Capitalised interest
Capitalised interest
Borrowing costs which are directly attributable to the acquisition, construction or production of intangible assets or property, plant and equipment that takes a substantial period of time to get ready for its intended use or sale, are capitalised as part of the cost of the asset.

Leased assets
Leased assets
The Group applies IFRS 16 Leases to contractual arrangements which are, or contain, leases of assets. Lease liabilities are initially recognised at an amount equal to the present value of estimated contractual lease payments at the inception of the lease, after taking into account any options to extend the term of the lease. Lease commitments are discounted to present value using the interest rate implicit in the lease if this can be readily determined, or the applicable incremental rate of borrowing, as appropriate. Right-of-use lease assets are initially recognised at an amount equal to the lease liability, adjusted for initial direct costs in relation to the assets, then depreciated over the shorter of the lease term and their estimated useful lives. Right-of-use assets are included as part of property, plant and equipment in note 13, with the lease liabilities included as part of borrowings in note 23.
The Group has adopted several practical expedients available under the Standard including not applying the requirements of IFRS 16 to leases of intangible assets, applying the portfolio approach where appropriate to do so, and to not apply the recognition and measurement requirements of IFRS 16 to short-term leases (leases of less than 12 months maximum duration) or leases of low-value assets. Except for property-related leases, non-lease components have not been separated from lease components.
Impairment of non-financial assets
Impairment of non-financial assets
Assets are reviewed for impairment whenever events indicate that the carrying amount of a cash-generating unit may not be recoverable. In addition, assets that have indefinite useful lives are tested annually for impairment. An impairment loss is recognised to the extent that the carrying value exceeds the higher of the asset’s fair value less costs to sell and its value-in-use.
A cash-generating unit is the smallest identifiable group of assets that generates cash flows which are largely independent of the cash flows from other assets or groups of assets. At the acquisition date, any goodwill acquired is allocated to the relevant cash-generating unit or group of cash-generating units expected to benefit from the acquisition for the purpose of impairment testing of goodwill.

Impairment of financial assets held at amortized cost
Impairment of financial assets held at amortised cost
Loss allowances for expected credit losses on financial assets which are held at amortised cost are recognised on initial recognition of the underlying asset. As permitted by IFRS 9 Financial Instruments, loss allowances on trade receivables arising from the recognition of revenue under IFRS 15 Revenue from Contracts with Customers are initially measured at an amount equal to lifetime expected losses. Allowances in respect of loans and other receivables are initially recognised at an amount equal to 12-month expected credit losses. Allowances are measured at an amount equal to the lifetime expected credit losses where the credit risk on the receivables increases significantly after initial recognition.

Inventories
Inventories
Inventories are stated at the lower of cost and net realisable value. Cost is based on the weighted average cost incurred in acquiring inventories and bringing them to their existing location and condition, which will include raw materials, direct labour and overheads, where appropriate. Net realisable value is the estimated selling price less costs to completion and sale. Tobacco inventories which have an operating cycle that exceeds 12 months are classified as current assets, consistent with recognised industry practice.

Biological assets
Biological Assets
The investments in associates and joint ventures shown in the Group balance sheet include biological assets held by Organigram Holdings Inc. In accordance with IAS 41 Agriculture, the Group measures biological assets at fair value less costs to sell up to the point of harvest, at which point this becomes the basis for the cost of finished goods inventories after harvest with subsequent expenditures incurred on these being capitalised, where applicable, in accordance with IAS 2 Inventories. Unrealised fair value gains and losses arising during the growth of biological assets are recognised immediately in the income statement.

Equity instruments
Equity instruments
Instruments are classified as either financial liabilities or as equity in accordance with the substance of the contractual arrangements. Instruments that cannot be settled in the Group’s own equity instruments and that include no contractual obligation to deliver cash or another financial asset are classified as equity. Equity instruments issued by the Group are recognised at the proceeds received, net of issuance costs.
On 27 September 2021, the Group issued two €1 billion perpetual hybrid bonds. As the Group has the unconditional right to avoid transferring cash or another financial asset in relation to these bonds, they are classified as equity instruments in the consolidated financial statements.

Financial instruments
Financial instruments
The Group’s business model for managing financial assets is set out in the Group Treasury Manual which notes that the primary objective with regard to the management of cash and investments is to protect against the loss of principal. Additionally, the Group aims: to maximise Group liquidity by concentrating cash at the Centre, to align the maturity profile of external investments with that of the forecast liquidity profile, to wherever practicable, match the interest rate profile of external investments to that of debt maturities or fixings, and to optimise the investment yield within the Group’s investment parameters. The majority of financial assets are held in order to collect contractual cash flows (typically cash and cash equivalents and loans and other receivables), but some assets (typically investments) are held for investment potential.
Financial assets and financial liabilities are recognised when the Group becomes a party to the contractual provisions of the relevant instrument and derecognised when it ceases to be a party to such provisions. Such assets and liabilities are classified as current if they are expected to be realised or settled within 12 months after the balance sheet date. If not, they are classified as non-current. In addition, current liabilities include amounts where the entity does not have an unconditional right to defer settlement of the liability for at least 12 months after the balance sheet date.
The Group early adopted the phase one and phase two Amendments to IFRS 9 Financial Instruments and IFRS 7 Financial Instruments: Disclosures regarding Interest Rate Benchmark Reform in 2019 and 2020, respectively. The Amendments provide an exemption for certain hedging relationships directly affected by changes in interest rate benchmarks where the reform gives rise to uncertainties regarding the interest rate designated as a hedged risk, or the timing or amount of interest rate cash flows of either the hedged item or of the hedging instrument, such that without the exemption the relationship might not qualify for hedge accounting. In addition, the Amendments provide a practical expedient for financial assets and financial liabilities that are modified or have existing contractual terms activated that change the basis for determining the contractual cash flows as a result of Interest Rate Benchmark Reform, such that the change to the contractual cash flows is applied prospectively by revising the effective interest rate.
Non-derivative financial assets are classified on initial recognition in accordance with the Group’s business model as investments, loans and receivables, or cash and cash equivalents and accounted for as follows:
–Investments: these are non-derivative financial assets that cannot be classified as loans and other receivables or cash and cash equivalents. Dividend and interest income on these investments are included within finance income when the Group’s right to receive payments is established. This category includes financial assets at fair value through profit and loss and financial assets at fair value through other comprehensive income.
–Loans and other receivables: these are non-derivative financial assets with fixed or determinable payments that are solely payments of principal and interest on the principal amount outstanding, that are primarily held in order to collect contractual cash flows. These balances include trade and other receivables, which are measured at amortised cost, using the effective interest rate method, and stated net of allowances for credit losses, and deposits with banks and other financial institutions which cannot be classified as cash and cash equivalents. In addition, as explained in note 17, certain litigation related deposits are recognised as assets within loans and other receivables where management has determined that these payments represent a resource controlled by the entity as a result of past events. These deposits are held at the fair value of consideration transferred less impairment, if applicable, and have not been discounted.
–Cash and cash equivalents: cash and cash equivalents include cash in hand and deposits held on call, together with other short-term highly liquid investments including investments in certain money market funds. Cash equivalents normally comprise instruments with maturities of three months or less at their date of acquisition. In the cash flow statement, cash and cash equivalents are shown net of bank overdrafts, which are included as current borrowings in the liabilities section on the balance sheet.
Fair values for quoted investments are based on observable market prices. If there is no active market for a financial asset, the fair value is established by using valuation techniques principally involving discounted cash flow analysis.
Non-derivative financial liabilities, including borrowings and trade payables, are stated at amortised cost using the effective interest method. For borrowings, their carrying value includes accrued interest payable, as well as unamortised issue costs. Drawdowns and repayments of short-term borrowings which have a maturity period of three months or less are stated net in the cash flow statement; drawdowns and repayments on all other borrowings are stated gross in the cash flow statement. As shown in note 23, certain borrowings are subject to fair value hedges, as defined below.

Derivative financial assets and liabilities are initially recognised, and subsequently measured, at fair value, which includes accrued interest receivable and payable where relevant. Changes in their fair values are recognised as follows:
–for derivatives that are designated as cash flow hedges, the changes in their fair values are recognised directly in other comprehensive income, to the extent that they are effective, with the ineffective portion being recognised in the income statement. Where the hedged item results in a non-financial asset, the accumulated gains and losses, previously recognised in other comprehensive income, are included in the initial carrying value of the asset (basis adjustment) and recognised in the income statement in the same periods as the hedged item. Where the underlying transaction does not result in such an asset, the accumulated gains and losses are reclassified to the income statement in the same periods as the hedged item;
–for derivatives that are designated as fair value hedges, the carrying value of the hedged item is adjusted for the fair value changes attributable to the risk being hedged, with the corresponding entry being made in the income statement. The changes in fair value of these derivatives are also recognised in the income statement;
–for derivatives that are designated as hedges of net investments in foreign operations, the changes in their fair values are recognised directly in other comprehensive income, to the extent that they are effective, with the ineffective portion being recognised in the income statement. Where non-derivatives such as foreign currency borrowings are designated as net investment hedges, the relevant exchange differences are similarly recognised. The accumulated gains and losses are reclassified to the income statement when the foreign operation is disposed of; and
–for derivatives that do not qualify for hedge accounting or are not designated as hedges, the changes in their fair values are recognised in the income statement in the period in which they arise. These are referred to as ‘held-for-trading’.
In order to qualify for hedge accounting, the Group is required to document prospectively the economic relationship between the item being hedged and the hedging instrument. The Group is also required to demonstrate an assessment of the economic relationship between the hedged item and the hedging instrument, which shows that the hedge will be highly effective on an ongoing basis. This effectiveness testing is re-performed periodically to ensure that the hedge has remained, and is expected to remain, highly effective.
Hedge accounting is discontinued when a hedging instrument is derecognised (e.g. through expiry or disposal), or no longer qualifies for hedge accounting. Where the hedged item is a highly probable forecast transaction, the related gains and losses remain in equity until the transaction takes place, when they are reclassified to the income statement in the same manner as for cash flow hedges as described above. When a hedged future transaction is no longer expected to occur, any related gains and losses, previously recognised in other comprehensive income, are immediately reclassified to the income statement.
Derivative fair value changes recognised in the income statement are either reflected in arriving at profit from operations (if the hedged item is similarly reflected) or in finance costs.

Dividends	Dividends The Company pays interim quarterly dividends, and the Group recognises the interim dividend in the period in which it is paid.
Segmental analysis
Segmental analysis
The Group is organised and managed on the basis of its geographic regions. These are the reportable segments for the Group as they form the focus of the Group’s internal reporting systems and are the basis used by the chief operating decision maker, identified as the Management Board, for assessing performance and allocating resources. While the Group has clearly differentiated brands, global segmentation between a wide portfolio of brands is not part of the regular internally reported financial information. The results of New Category products are reported as part of the results of each geographic region.
The prices agreed between Group companies for intra-group
sales of materials, manufactured goods, charges for royalties, commissions, services and fees, are based on normal commercial practices which would apply between independent businesses. Royalty income, less related expenditure, is included in the region in which the licensor is based.

Adjusting items
Adjusting items
Adjusting items are significant items of income or expense in revenue, profit from operations, net finance costs, taxation and the Group’s share of the post-tax results of associates and joint ventures which individually or, if of a similar type, in aggregate, are relevant to an understanding of the Group’s underlying financial performance because of their size, nature or incidence. In identifying and quantifying adjusting items, the Group consistently applies a policy that defines criteria that are required to be met for an item to be classified as adjusting. These items are separately disclosed in the segmental analyses or in the notes to the accounts as appropriate.
The Group believes that these items are useful to users of the Group financial statements in helping them to understand the underlying business performance and are used to derive the Group’s principal non-GAAP measures of adjusted profit from operations and adjusted diluted earnings per share, all of which are before the impact of adjusting items and which are reconciled from profit from operations and diluted earnings per share.

Provisions	ProvisionsProvisions are recognised when either a legal or constructive obligation as a result of a past event exists at the balance sheet date, it is probable that an outflow of economic resources will be required to settle the obligation and a reasonable estimate can be made of the amount of the obligation.
Contingent liabilities and contingent assets
Contingent liabilities and contingent assets
Subsidiaries and associate companies are defendants in tobacco-related and other litigation. These exposures are regularly reviewed on an on-going basis and provision for this litigation (including legal costs) is made at such time as an unfavourable outcome becomes probable and the amount can be reasonably estimated.
Contingent assets are possible assets whose existence will only be confirmed by future events not wholly within the control of the entity and are not recognised as assets until the realisation of income is virtually certain.
Where a provision has not been recognised, the Group records its external legal fees and other external defence costs for tobacco-related and other litigation as these costs are incurred.
As explained in note 17, certain litigation-related deposits are recognised as assets within loans and other receivables where management has determined that these payments represent a resource controlled by the entity. These deposits are held at the fair value of consideration transferred less impairment, if applicable, and have not been discounted.

Repurchase of share capital
Repurchase of share capital
When share capital is repurchased, the amount of consideration paid, including directly attributable costs, is recognised as a deduction from equity. Repurchased shares which are not cancelled, or shares purchased for the employee share ownership trusts, are classified as treasury shares and presented as a deduction from total equity.

Future changes to accounting policies
Future changes to accounting policies
Certain changes to IFRS will be applicable to the Group financial statements in future years, but are not expected to have a material effect on reported profit or equity or on the disclosures in the financial statements.